Summary of Significant Accounting Policies - Summary of Contract Liabilities (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Balance as of December 31, 2017	€ 1,388,638
Balance as of December 31, 2017	306,385
Balance as of December 31, 2017	560,000
Balance as of January 1, 2018	794,230
Balance as of January 1, 2018	158,024
Balance as of January 1, 2018	952,000
Current portion of contract liability [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	1,389,000
Application of IFRS 15	(1,041,000)
Balance as of January 1, 2018	348,000
Contract liability net of current portion [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	306,000
Application of IFRS 15	(94,000)
Balance as of January 1, 2018	212,000
Accumulated deficit [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Application of IFRS 15	1,135,000
Balance as of January 1, 2018	€ 1,135,000